FVM - Transfers between Level 1 and Level 2 (Narrative) (Detail) SFr in Billions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	SFr 0.8
Description Of Reasons For Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	Assets totaling approximately CHF 0.8 billion, which were mainly comprised of financial assets designated at fair value, largely corporate and municipal bonds, and financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2017, generally due to increased levels of trading activity observed within the market.
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	SFr 0.3
Description Of Reasons For Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	Assets totaling approximately CHF 0.3 billion, which were mainly comprised of financial assets available for sale, largely government bonds, and financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2017, generally due to diminished levels of trading activity observed within the market.
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	SFr 0.8
Description Of Reasons For Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	Assets totaling approximately CHF 0.8 billion, which were mainly comprised of financial assets designated at fair value, largely corporate and municipal bonds, and financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2017, generally due to increased levels of trading activity observed within the market.
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	SFr 0.3
Description Of Reasons For Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	Assets totaling approximately CHF 0.3 billion, which were mainly comprised of financial assets available for sale, largely government bonds, and financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2017, generally due to diminished levels of trading activity observed within the market.